STOCKHOLDERS’ EQUITY	5 Months Ended
Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12. STOCKHOLDERS’ EQUITY

The Company filed an Amended and Restated Certificate of Incorporation on April 21, 2022, as part of the IPO. The Company is authorized to issue two classes of stock to be designated, respectively, “common stock” and “preferred stock.” The total number of shares which the Company is authorized to issue is two hundred twenty million (220,000,000) shares. Two hundred million (200,000,000) shares are authorized to be common stock, having a par value per share of $0.00001. Twenty million (20,000,000) shares are authorized to be preferred stock, having a par value per share of $0.00001. As of June 30, 2023, the Company had 8,200,875 common shares outstanding.

Stockholders’ Vote – Reverse stock split

We held a special meeting of stockholders on March 24, 2023. At the special meeting, our stockholders approved one proposal, which was to grant discretionary authority to our board of directors to (i) amend our certificate of incorporation to combine outstanding shares of our common stock into a lesser number of outstanding shares, or a “reverse stock split,” at a specific ratio within a range of one-for-five (1-for-5) to a maximum of a one-for-fifty (1-for-50) split, with the exact ratio to be determined by our board of directors in its sole discretion; and (ii) effect the reverse stock split, if at all, within one year of the date the proposal was approved by stockholders.

Series A-1, A-2, A-3, A-4, B, B-1, B-2, and B-3 Preferred Stock

Prior to the IPO, the Company had authorized two classes of shares. These classes included shares of common stock and preferred stock. There was one authorized series of shares of common stock and eight existing authorized series of preferred stock: Series A-1, A-2, A-3, A-4, B, B-1, B-2, and B-3.

The Series B, B-1, B-2 and B-3 preferred stock earned a dividend rate is 6.0%. Dividends were cumulative. The accrued and unpaid dividends were payable in shares of common stock in certain events (including an IPO) at the then current fair market value of the common stock.

The preferred shares converted to common shares on a 1:1 pre-split basis immediately prior to the Stock Split on April 21, 2022.

Series A Preferred Stock

In February 2023 the Company sold one (1) share of the Company’s newly designated Series A preferred stock to Jeffrey Thramann, the Company’s Executive Chairman, for a purchase price of $1,000. The share of Series A preferred stock had proportional voting rights that were limited to the proposal to approve a reverse stock split of the Company’s common stock. Following the March 24, 2023, special meeting, the Company redeemed the one outstanding share of Series A preferred stock on March 28, 2023, in accordance with its terms. The redemption price was $1,000. No Series A preferred stock remains outstanding.

Warrants

Pre-Funded Placement Agent Warrants

During the six months ended June 30, 2023, the Company issued 54,340 shares of common stock in the form of pre-funded warrants to the placement agent in connection with the Senior Notes Payable issuance discussed in Note 10. The value of the warrants was recorded as a debt discount on the Notes.

Warrants issued with Convertible Notes

During the years ended December 31, 2022, and 2021, the Company issued 17,286 and 58,846 warrants, respectively, to certain investors who participated over an agreed investment minimum amount in the purchase of our convertible notes. The value of the warrants was recorded as a debt discount and expensed based on the fair value. Just prior to the IPO, these common stock warrants were exercised on a net share basis for 60,408 common shares (451,245 pre-split shares).

Warrants issued in connection with the IPO

In connection with the Company’s IPO, all accrued interest on the Company's outstanding secured promissory notes were converted into (i) 426,768 post-split common shares and (ii) 426,768 post-split common stock warrants, with beneficial conversion rates charged to interest expense upon conversion. These warrants have an exercise price of $4.35 per share.

In the IPO, the Company sold 2,165,000 units, at a public offering price of $4.35 per unit. Each unit consisted of (i) one share of common stock and (ii) one common stock warrant (“IPO Warrant”) with an exercise price of $4.35 per share. The common stock and the IPO Warrants were immediately separable and issued separately in the offering. The IPO Warrants are listed and tradeable on the NASDAQ stock market, immediately exercisable at the option of the holder, and expire five years from the date of issuance.

On April 22, 2022, the IPO underwriters partially exercised their over-allotment option for an additional 324,750 IPO Warrants.

In connection with the IPO, we issued to the representative of the underwriters common stock warrants for 173,200 shares with an exercise price of $5.44 per share. The representative's warrants are exercisable commencing October 26, 2022, and will expire on April 26, 2027.

The Company evaluated the terms of all warrants issued at the IPO and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. Since the Company determined that the warrants were equity classified, the Company recorded the proceeds from the IPO, net of issuance costs, within common stock at par value and the balance of proceeds to additional paid in capital.

As of June 30, 2023, 2,489,750 IPO Warrants were outstanding.